Investments in Affiliates	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates
(7)	Investments in Affiliates

As of December 31, 2020, the Group’s investments accounted for under the equity method totaled RMB357,661 (as of December 31, 2019: RMB363,414).

Investments as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
CNFinance	352,540	347,769
Puyi.	10,670	9,586
Teamhead Automobile	204	306
Total	363,414	357,661

Investment in CNFinance Holdings Limited (“CNFinance”)

The Group holds 18.5% equity interest of CNFinance after CNFinance’s listing in New York Stock Exchange “NYSE” (symbol: CNF) on November 7, 2018. CNFinance is a leading home equity loan service provider incorporated in the Cayman Islands and based in Guangzhou, PRC. Investment in CNFinance is accounted for using the equity method as the Group has significant influence by the right to nominate one board members out of seven.

As of December 31, 2020, due to the continued decline in the share price of CNFinance, the Group recognized an other-than-temporary impairment of RMB22,958 (as of December 31, 2019: RMB322,655) to reduce the carrying value of the investment to RMB347,769 to reflect the market value of the shares held by the Group.

Investment in Puyi Inc.

The Group holds 4.5% equity interest of Puyi Inc. (“Puyi”) which was listed on NASDAQ (symbol: PUYI) on March 29, 2019. Puyi provides wealth management, corporate finance and asset management services in China. The investment has been accounted for using the equity method as the Group has obtained significant influence through the right to nominate one out of five board directors of Puyi. As of December 31, 2020, the fair value of the Group’s equity interest of Puyi was RMB108,260, and no decline in market fair value of shares held by the Group to an amount below the carrying value was identified.

Investment in Teamhead Automobile

The Group holds 40% equity interest in Shanghai Teamhead Automobile through one of the Group’s claim adjusting subsidiaries. The affiliate is a PRC registered company that provides insurance survey and loss adjusting services.

During the years ended December 31, 2018, 2019 and 2020, the Group recognized its share of income of affiliates in the amount of RMB174,468 and RMB98,100 and RMB20,220 respectively. During the years ended December 31, 2018, 2019 and 2020, the Group recognized an impairment of nil, RMB322,655 and RMB22,958 respectively on its investment in affiliates. During the years ended December 31, 2018, 2019 and 2020, the Group recognized its share of other comprehensive loss of affiliates in the amount of RMB1,763, share of other comprehensive income of affiliates in the amount of RMB452 and share of other comprehensive loss of affiliates in the amount of RMB3,016, respectively.

The summarized financial information of equity method investees is illustrated as below:

	As of December 31,
	2019	2020
	RMB	RMB
Balance Sheets
Total assets	13,490,270	12,666,811
Total liabilities	9,510,013	8,571,667

	Year Ended December 31,
	2018	2019	2020
Results of operation	RMB	RMB	RMB
Income from operations	1,210,690	689,259	115,656
Net profit	907,724	520,539	89,820